Annual Total Returns- Goldman Sachs Strategic Factor Allocation Fund (Class Inst R6 Shares) [BarChart] - Class Inst R6 Shares - Goldman Sachs Strategic Factor Allocation Fund - Institutional Shares	2017	2018	2019	2020
Total	11.09%	(3.62%)	13.28%	11.92%